EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - USD ($) shares in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 29, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Borrowings			$ 762,416	$ 151,273
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Percentage of outstanding shares	95.00%
Convertible debt obligation [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Loan Amount	$ 5,900,000
Number of shares converted	17.3
Borrowings		$ 18,000,000.0
Convertible debt obligation [member] | Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	13.0